Transactions with directors and key management (Tables)	12 Months Ended
Dec. 31, 2022
Transactions with directors and key management
Schedule of transactions with directors and key management

	2022	2021
	£000	£000
Loans to customers - amortised cost	12,137	9,128
Customer deposits	47,866	51,018